ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following as of September 30, 2021 and 2020:

	As of September 30,
	2021	2020
VAT payable	$4,740,889	$3,884,924
Other tax payables	80,592	53,521
Other	2,054,288	234,336
Total	$6,875,769	$4,172,781